Revenue - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hardware sales
Revenue from contracts with customers	$ 74,674,030	$ 64,694,991	$ 22,408,808
Hardware Sales [Member] | Video IoT [Member]
Hardware sales
Revenue from contracts with customers			1,064,037
Hardware Sales [Member] | Security Convergence [Member]
Hardware sales
Revenue from contracts with customers		62,363	4,472,125
Software Sales [Member] | Video IoT [Member]
Hardware sales
Revenue from contracts with customers	15,361	87,306	1,824,854
Software Sales [Member] | Security Convergence [Member]
Hardware sales
Revenue from contracts with customers			2,761,988
Service Revenue [Member] | Video IoT [Member]
Hardware sales
Revenue from contracts with customers	2,763,050	2,818,014	6,809,496
Service Revenue [Member] | Security Convergence [Member]
Hardware sales
Revenue from contracts with customers	$ 71,895,619	$ 61,727,308	$ 5,476,308